Consolidated Statements of Changes in Shareholders' Equity $ in Thousands, $ in Thousands	Share capital USD ($) shares	Contributed surplus USD ($)	Accumulated other comprehensive income (loss) USD ($)	Deficit USD ($)	USD ($)	CAD ($)
Balance at the beginning at Dec. 31, 2018	$ 88,647	$ 12,283	$ 11,859	$ (93,150)	$ 19,639
Balance at the beginning (in shares) at Dec. 31, 2018 | shares	10,805,494
Net loss for the year				(15,222)	(15,222)	$ (20,192)
Cumulative translation adjustment - net of tax of nil	$ 4,582	659	(4,490)		751
Exercise of share options	$ 8	(4)			4
Exercise of share options (in shares) | shares	1,800
Share-based compensation (note 13)		1,266			1,266
Issuance of units from offering (note 12)	$ 7,061	872			7,933
Issuance of units from offering (in shares) | shares	1,045,455
Balance at the end at Dec. 31, 2019	$ 100,298	15,076	7,369	(108,372)	14,371	$ 18,664
Balance at the end (in shares) at Dec. 31, 2019 | shares	11,852,749
Net loss for the year				(21,622)	(21,622)
Cumulative translation adjustment - net of tax of nil	$ 7,040	94	(2,802)		4,332
Exercise of share options	$ 3,025	(1,199)			1,826
Exercise of share options (in shares) | shares	235,131
Exercise of warrants	$ 22,070	(5,739)			16,331
Exercise of warrants (shares) | shares	1,556,154
Share-based compensation (note 13)		3,018			3,018
Issuance of units from offering (note 12)	$ 79,094				79,094
Issuance of units from offering (in shares) | shares	6,564,914
Balance at the end at Dec. 31, 2020	$ 211,527	$ 11,250	$ 4,567	$ (129,994)	$ 97,350
Balance at the end (in shares) at Dec. 31, 2020 | shares	20,208,948